COST OF SALES - Schedule of Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Roll Forward]
Inventories at the beginning of the year	$ 353,511,267	$ 284,048,219	$ 238,934,299
Finished products	11,701,055	11,445,662	11,950,662	$ 14,999,319
Products in progress	69,879,501	62,408,882	50,560,118	42,874,543
Raw materials, materials, fuel, and spare parts	294,586,435	279,656,723	221,537,439	$ 181,060,437
Purchases and production expenses for the year	685,735,633	743,252,798	951,070,841
Inventories at the end of the year	(376,166,991)	(353,511,267)	(284,048,219)
Cost of sales	$ 663,079,909	$ 673,789,750	$ 905,956,921